Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Non-current assets
Intangible assets	€ 46,289	€ 96,968	[1]	€ 84,529
Property and equipment	11,694	11,672	[1]	10,216
Non-current financial assets	38,934	37,005	[1]	35,181
Other non-current assets	147	89	[1]	86
Trade receivables and others - non-current	29,821	16,737	[1]	0
Deferred tax assets	7,087	1,286	[1]	1,561
Total non-current assets	133,972	163,756	[1]	131,574
Current assets
Cash and cash equivalents	136,792	202,887	[2]	152,314	[2]
Short-term investments	14,845	15,978	[1]	15,217
Trade receivables and others - current	21,814	18,740	[1]	152,112
Total current assets	173,451	237,605	[1]	319,643
TOTAL ASSETS	307,423	401,361	[1]	451,216
Shareholders' equity
Share capital	3,950	3,941	[1]	3,197
Share premium	372,131	369,617	[1]	299,932
Retained earnings	(156,476)	(134,912)	[1]	(137,840)
Other reserves	355	(472)	[1]	(1,099)
Net income (loss)	(63,984)	(20,759)	[1]	3,049
Total shareholders’ equity	155,976	217,416	[1]	167,240
Non-current liabilities
Collaboration liabilities – non-current portion	44,854	0	[1]	10,669
Financial liabilities – non-current portion	16,945	16,593	[1]	3,175
Defined benefit obligations	4,177	3,760	[1]	3,697
Deferred revenue – non-current portion	32,674	40,342	[1]	68,098
Provisions – non-current portion	221	142	[1]	38
Deferred tax liabilities	7,087	1,286	[1]	1,561
Total non-current liabilities	105,959	62,123	[1]	87,238
Current liabilities
Trade payables and others	29,539	49,504	[1]	91,655
Collaboration liabilities – current portion	1,832	21,304	[1]	20,987
Financial liabilities – current portion	2,142	2,130	[1]	1,347
Deferred revenue – current portion	11,299	48,770	[1]	82,096
Provisions – current portion	676	114	[1]	652
Total current liabilities	45,488	121,822	[1]	196,737
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 307,423	€ 401,361	[1]	€ 451,216

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.
[2]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.f for more details on the impact of the transition.